Interests in subsidiaries (Details)	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended
	Mar. 31, 2014 Bonso Electronics Limited USD ($)	Mar. 31, 2014 Bonso Electronics Limited CNY	Mar. 31, 2013 Bonso Electronics Limited	Mar. 31, 2014 Bonso Investments Limited USD ($)	Mar. 31, 2014 Bonso Investments Limited CNY	Mar. 31, 2013 Bonso Investments Limited	Mar. 31, 2014 Bonso Electronics (Shenzhen) Company Limited USD ($)	Mar. 31, 2013 Bonso Electronics (Shenzhen) Company Limited	Mar. 31, 2014 Bonso Advanced Technology Limited USD ($)	Mar. 31, 2014 Bonso Advanced Technology Limited CNY	Mar. 31, 2013 Bonso Advanced Technology Limited	Mar. 31, 2014 Bonso Advanced Technology (Xinxing) Company, Limited USD ($)	Mar. 31, 2014 Bonso Technology (Shenzhen) Company, Limited CNY	Mar. 31, 2014 Xinxing An Bang Metal and Plastic Manufacturing Company Limited CNY	Mar. 31, 2014 Modus Enterprise International Inc USD ($)	Mar. 31, 2014 Modus Enterprise International Inc CNY	Mar. 31, 2013 Modus Enterprise International Inc	Mar. 31, 2014 Bonso USA Inc USD ($)	Mar. 31, 2013 Bonso USA Inc	Mar. 31, 2013 Bonso Advanced Technologty (Xinxing) Company Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company	PRC, limited liability company	PRC, limited liability company	British Virgin Island, limited liability company	British Virgin Island, limited liability company		USA, limited liability company
Particulars of issued capital/ registered capital	$ 641,026			$ 384,615			$ 12,621,222		$ 128,205			$ 10,000,000			$ 1,000			$ 1,000
Particulars of issued capital/ registered capital HK$		5,000,000			3,000,000					1,000,000			200,000	500,000		7,800
Percentage of capital held by the Company	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Principal activities	Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Investment holding	Investment holding		Production of scales and pet electronics products		Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Production of scales and pet electronics products	Product development	Employ workers for assembly of scales and pet electronics products	Investment holding	Investment holding		Dormant